Schedule of Investments - September 30, 2020
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)
	Shares
COMMON STOCKS - 94.24%	Held	Value
COMMUNICATION SERVICES - 0.69%
Media - 0.69%
Emerald Holding, Inc.	218,950	$446,658
Entravision Communications Corp.	304,965	463,547
MDC Partners, Inc. (a)	81,300	130,893
TEGNA, Inc.	14,367	168,812
TOTAL COMMUNICATION SERVICES		1,209,910

CONSUMER DISCRETIONARY - 13.92%
Auto Components - 1.57%
Adient PLC (a)	38,705	670,757
Cooper Tire & Rubber Company	19,859	629,530
The Goodyear Tire & Rubber Company	76,610	587,599
Motorcar Parts of America, Inc. (a)	32,769	509,886
Visteon Corp. (a)	5,100	353,022
		2,750,794
Automobiles - 0.16%
Harley-Davidson, Inc.	11,700	287,118

Distributors - 0.29%
Funko, Inc. (a)	86,500	500,835

Diversified Consumer Services - 0.43%
H&R Block, Inc.	46,300	754,227

Hotels, Restaurants & Leisure - 1.31%
Brinker International, Inc.	11,170	477,182
Hilton Grand Vacations, Inc. (a)	29,952	628,393
Twin River Worldwide Holdings, Inc.	25,300	664,631
Wyndham Destinations, Inc.	17,480	537,685
		2,307,891
Household Durables - 2.81%
Century Communities, Inc. (a)	13,896	588,218
Ethan Allen Interiors, Inc.	50,105	678,422
Green Brick Partners, Inc. (a)	11,150	179,515
Hamilton Beach Brands Holding Company	8,200	159,490
Hooker Furniture Corp.	28,375	732,926
La-Z-Boy, Inc.	17,800	563,014
M/I Homes, Inc. (a)	12,023	553,659
Taylor Morrison Home Corp. (a)	31,410	772,371
TRI Pointe Group, Inc. (a)	39,541	717,274
		4,944,889
Internet & Catalog Retail - 0.28%
Duluth Holdings, Inc. (a)	40,800	498,576

Multiline Retail - 0.60%
Big Lots, Inc.	8,040	358,584
Dillard's, Inc.	19,110	697,897
		1,056,481
Specialty Retail - 4.97%
American Eagle Outfitters, Inc.	47,600	704,957
Asbury Automotive Group, Inc. (a)	5,264	512,977
AutoNation, Inc. (a)	9,900	524,007
Bed Bath & Beyond, Inc.	16,514	247,380
The Cato Corp.	62,500	488,750
Designer Brands, Inc.	84,200	457,206
Foot Locker, Inc.	11,800	389,754
Genesco, Inc. (a)	28,430	612,382
Group 1 Automotive, Inc.	8,128	718,435
Haverty Furniture Companies, Inc.	15,698	328,716
Hibbett Sports, Inc. (a)	15,473	606,851
Lithia Motors, Inc.	1,692	385,674
The ODP Corp.	23,701	460,984
Penske Automotive Group, Inc.	11,400	543,324
Sonic Automotive, Inc.	15,950	640,552
Tilly's, Inc.	55,400	334,062
Urban Outfitters, Inc. (a)	21,210	441,380
Zumiez, Inc. (a)	12,600	350,532
		8,747,923
Textiles, Apparel & Luxury Goods - 1.50%
Culp, Inc.	15,800	196,236
G-III Apparel Group Ltd. (a)	47,440	621,939
Movado Group, Inc.	48,262	479,724
Rocky Brands, Inc.	7,900	196,157
Tapestry, Inc.	22,500	351,675
Unifi, Inc. (a)	27,500	353,100
Vera Bradley, Inc. (a)	70,900	433,199
		2,632,030
TOTAL CONSUMER DISCRETIONARY		24,480,764

CONSUMER STAPLES - 1.75%
Food & Staples Retailing - 0.82%
Ingles Markets, Inc.	14,500	551,580
Village Super Market, Inc.	22,186	545,997
Weis Markets, Inc.	7,200	345,600
		1,443,177
Personal Products - 0.62%
Nu Skin Enterprises, Inc.	14,350	718,792
USANA Health Sciences, Inc. (a)	5,100	375,615
		1,094,407
Tobacco - 0.31%
Universal Corp.	12,800	536,064
TOTAL CONSUMER STAPLES		3,073,648

ENERGY - 6.39%
Energy Equipment & Services - 2.91%
Cactus, Inc.	18,830	361,348
ChampionX Corp. (a)	58,500	467,415
Dril-Quip, Inc. (a)	6,300	155,988
Frank's International NV (a)	329,920	508,077
Hoegh LNG Partners LP	15,560	165,092
Liberty Oilfield Services, Inc.	76,100	608,039
Matrix Service Company (a)	47,900	399,965
NexTier Oilfield Solutions, Inc. (a)	254,788	471,358
Oil States International, Inc. (a)	40,200	109,746
ProPetro Holding Corp. (a)	101,450	411,887
RPC, Inc. (a)	109,500	289,080
Select Energy Services, Inc. (a)	92,100	353,664
Solaris Oilfield Infrastructure, Inc.	101,500	643,509
TechnipFMC PLC	28,500	179,835
		5,125,003
Oil, Gas & Consumable Fuels - 3.48%
Berry Corp.	127,170	403,129
Bonanza Creek Energy, Inc. (a)	40,330	758,204
Cimarex Energy Company	29,560	719,195
Earthstone Energy, Inc. (a)	218,987	567,176
Kosmos Energy Ltd.	281,013	274,156
Magnolia Oil & Gas Corp. (a)	128,760	665,689
PDC Energy, Inc. (a)	39,798	493,296
Range Resources Corp.	111,200	736,144
Renewable Energy Group, Inc. (a)	9,439	504,231
REX American Resources Corp. (a)	8,278	543,120
Whiting Petroleum Corp. (a)	17,300	299,117
World Fuel Services Corp.	7,324	155,196
		6,118,653
TOTAL ENERGY		11,243,656

FINANCIALS - 34.41%
Banks - 20.31%
1st Source Corp.	10,106	311,669
Amalgamated Bank	29,000	306,820
Ameris Bancorp	6,900	157,182
Associated Banc-Corp	54,700	690,314
BankUnited, Inc.	30,710	672,856
Bar Harbor Bankshares	17,116	351,734
Berkshire Hills Bancorp, Inc.	73,700	745,106
BOK Financial Corp.	10,100	520,251
Boston Private Financial Holdings, Inc.	122,150	674,268
Bridge Bancorp, Inc.	16,470	287,072
Brookline Bancorp, Inc.	39,976	345,593
Bryn Mawr Bank Corp.	12,780	317,839
Cadence BanCorp	75,200	645,968
Camden National Corp.	5,516	166,721
Cathay General Bancorp	23,132	501,502
CIT Group, Inc.	38,200	676,522
CNB Financial Corp.	11,300	168,031
Community Trust Bancorp, Inc.	16,010	452,443
ConnectOne Bancorp, Inc.	32,300	454,461
CrossFirst Bankshares, Inc. (a)	19,700	171,193
Customers Bancorp, Inc. (a)	55,244	618,733
Dime Community Bancshares, Inc.	52,063	588,833
Eagle Bancorp, Inc.	23,330	625,011
Equity Bancshares, Inc. (a)	34,200	530,100
FB Financial Corp.	19,125	480,420
Financial Institutions, Inc.	20,961	322,799
First BanCorp	124,986	652,427
First Business Financial Services, Inc.	10,265	146,687
First Financial Bancorp	24,750	297,124
First Financial Corp.	15,063	472,978
First Hawaiian, Inc.	45,540	658,964
First Internet Bancorp	22,289	328,317
First Mid Bancshares, Inc.	13,142	327,893
First Midwest Bancorp, Inc.	44,800	482,944
The First of Long Island Corp.	23,980	355,144
Flushing Financial Corp.	56,518	594,569
FNB Corp.	76,780	520,568
Fulton Financial Corp.	50,140	467,806
Great Southern Bancorp, Inc.	12,910	467,600
Great Western Bancorp, Inc.	53,386	664,656
Hancock Whitney Corp.	37,400	703,494
Hanmi Financial Corp.	79,867	655,708
Heartland Financial USA, Inc.	9,800	293,951
Heritage Financial Corp.	7,500	137,925
Hilltop Holdings, Inc.	16,527	340,126
Home BancShares, Inc.	23,900	362,324
HomeTrust Bancshares, Inc.	10,649	144,613
Hope Bancorp, Inc.	88,433	670,764
Horizon Bancorp, Inc.	31,500	317,835
International Bancshares Corp.	11,036	287,598
Investors Bancorp, Inc.	62,664	454,941
Lakeland Bancorp, Inc.	51,830	515,709
Live Oak Bancshares, Inc.	32,455	822,084
Metropolitan Bank Holding Corp. (a)	11,800	330,400
Midland States Bancorp, Inc.	50,813	652,947
MidWestOne Financial Group, Inc.	18,494	330,488
Northrim BanCorp, Inc.	6,584	167,826
OceanFirst Financial Corp.	11,610	158,941
Old National Bancorp	12,874	161,697
Origin Bancorp, Inc.	6,600	140,976
Orrstown Financial Services, Inc.	10,879	139,251
PacWest Bancorp	37,900	647,332
Park National Corp.	2,140	175,394
Peapack-Gladstone Financial Corp.	33,536	508,070
Peoples Bancorp, Inc.	7,430	141,839
Popular, Inc.	19,900	721,772
RBB Bancorp	30,132	341,697
Renasant Corp.	12,850	291,952
Republic Bancorp, Inc.	11,570	325,811
S&T Bancorp, Inc.	9,000	159,210
Sandy Spring Bancorp, Inc.	6,475	149,443
Sierra Bancorp	10,300	172,937
Simmons First National Corp.	9,000	142,695
South Plains Financial, Inc.	13,300	165,053
Southern National Bancorp of Virginia, Inc.	36,156	313,834
Sterling Bancorp	13,500	142,020
Synovus Financial Corp.	33,450	708,137
Texas Capital Bancshares, Inc. (a)	22,090	687,662
TriCo Bancshares	6,594	161,487
TriState Capital Holdings, Inc. (a)	11,600	153,584
Trustmark Corp.	6,601	141,327
UMB Financial Corp.	7,120	348,951
Umpqua Holdings Corp.	44,330	470,785
Univest Financial Corp.	10,850	155,915
Valley National Bancorp	50,400	345,240
Washington Trust Bancorp, Inc.	10,530	322,850
Webster Financial Corp.	24,300	641,763
WesBanco, Inc.	15,000	320,400
West Bancorp, Inc.	10,069	159,493
Wintrust Financial Corp.	17,250	690,863
		35,718,232
Capital Markets - 3.64%
Affiliated Managers Group, Inc.	5,000	341,900
AllianceBernstein Holding LP	13,854	374,612
Brightsphere Investment Group, Inc.	28,913	372,978
Cowen, Inc.	43,900	714,253
Evercore, Inc.	5,810	380,323
Federated Hermes, Inc.	16,500	354,915
Greenhill & Company, Inc.	45,925	521,249
Lazard Ltd.	22,740	751,556
Oppenheimer Holdings, Inc.	14,921	333,037
Stifel Financial Corp.	13,360	675,482
StoneX Group, Inc. (a)	2,800	143,248
Victory Capital Holdings, Inc.	30,727	518,979
Virtus Investment Partners, Inc.	4,200	582,330
Waddell & Reed Financial, Inc.	22,618	335,877
		6,400,739
Consumer Finance - 0.61%
Navient Corp.	60,720	513,084
SLM Corp.	69,270	560,394
		1,073,478
Insurance - 5.54%
Ambac Financial Group, Inc. (a)	41,087	524,681
American Equity Investment Life Holding Company	24,026	528,332
Argo Group International Holdings Ltd.	20,000	688,600
Axis Capital Holdings Ltd.	15,100	665,004
Brighthouse Financial, Inc. (a)	15,900	427,869
CNO Financial Group, Inc.	40,686	652,603
Employers Holdings, Inc.	23,135	699,834
Enstar Group Ltd. (a)	4,339	700,749
Global Indemnity Group LLC	13,148	273,347
The Hanover Insurance Group, Inc.	7,500	698,850
Horace Mann Educators Corp.	19,914	665,128
James River Group Holdings Ltd.	8,100	360,693
National Western Life Group, Inc.	3,155	576,639
ProAssurance Corp.	50,547	790,554
State Auto Financial Corp.	10,780	148,333
Stewart Information Services Corp.	16,801	734,708
Third Point Reinsurance Ltd. (a)	88,578	615,617
		9,751,541
Mortgage Real Estate Investment Trusts - 0.98%
Apollo Commercial Real Estate Finance, Inc.	16,300	146,863
Ares Commercial Real Estate Corp.	17,600	160,864
Colony Credit Real Estate, Inc.	94,982	466,361
Granite Point Mortgage Trust, Inc.	23,100	163,779
Great Ajax Corp.	37,334	309,499
MFA Financial, Inc.	58,600	157,048
New York Mortgage Trust, Inc.	61,000	155,550
TPG RE Finance Trust, Inc.	18,600	157,356
		1,717,320
Thrifts & Mortgage Finance - 3.33%
Bridgewater Bancshares, Inc. (a)	18,490	175,470
Essent Group Ltd.	14,500	536,644
Federal Agricultural Mortgage Corp.	5,320	338,671
FS Bancorp, Inc.	4,040	165,640
The Hingham Institution for Savings	1,810	333,040
HomeStreet, Inc.	18,778	483,721
Luther Burbank Corp.	34,845	290,956
Merchants Bancorp	15,960	314,572
Meridian Bancorp, Inc.	15,770	163,220
Northfield Bancorp, Inc.	34,307	312,880
Premier Financial Corp.	17,460	271,940
Provident Financial Services, Inc.	42,100	513,619
Radian Group, Inc.	33,000	482,130
Southern Missouri Bancorp, Inc.	7,679	181,071
Territorial Bancorp, Inc.	7,952	160,869
TrustCo Bank Corp.	60,164	314,056
Washington Federal, Inc.	14,744	307,560
Waterstone Financial, Inc.	10,873	168,423
WSFS Financial Corp.	13,030	351,419
		5,865,901
TOTAL FINANCIALS		60,527,211

HEALTH CARE - 1.70%
Health Care Providers & Services - 1.13%
Hanger, Inc. (a)	39,000	616,980
Magellan Health, Inc. (a)	9,106	690,053
MEDNAX, Inc. (a)	41,600	677,248
		1,984,281
Health Care Technology - 0.19%
NextGen Healthcare, Inc. (a)	25,800	328,692

Pharmaceuticals - 0.38%
Taro Pharmaceutical Industries Ltd. (a)	12,280	673,558
TOTAL HEALTH CARE		2,986,531

INDUSTRIALS - 19.23%
Aerospace & Defense - 1.41%
AAR Corp.	36,840	692,592
Moog, Inc.	8,700	552,711
National Presto Industries, Inc.	6,514	533,236
Vectrus, Inc. (a)	18,255	693,690
		2,472,229
Airlines - 0.17%
Spirit Airlines, Inc. (a)	18,900	304,290

Building Products - 1.62%
Armstrong Flooring, Inc. (a)	88,895	306,688
Caesarstone Ltd.	62,122	608,796
Insteel Industries, Inc.	30,900	577,830
Masonite International Corp. (a)	7,441	732,194
Resideo Technologies, Inc. (a)	56,200	618,200
		2,843,708
Commercial Services & Supplies - 2.57%
ACCO Brands Corp.	114,409	663,572
Deluxe Corp.	11,465	294,994
Ennis, Inc.	41,717	727,544
Herman Miller, Inc.	23,814	718,230
Interface, Inc.	106,900	654,228
Knoll, Inc.	59,756	720,657
Steelcase, Inc.	72,915	737,172
		4,516,397
Construction & Engineering - 2.48%
Arcosa, Inc.	7,000	308,630
Comfort Systems USA, Inc.	11,000	566,610
Fluor Corp.	88,230	777,306
MYR Group, Inc. (a)	13,844	514,720
Primoris Services Corp.	37,053	668,436
Sterling Construction Company, Inc. (a)	23,300	329,928
Tutor Perini Corp. (a)	41,721	464,355
Valmont Industries, Inc.	5,916	734,649
		4,364,634
Electrical Equipment - 2.23%
Acuity Brands, Inc.	3,000	307,050
AZZ, Inc.	19,200	655,104
Encore Wire Corp.	14,996	696,114
EnerSys	10,910	732,280
GrafTech International Ltd.	104,080	711,907
Preformed Line Products Company	6,527	317,995
Thermon Group Holdings, Inc. (a)	44,683	501,790
		3,922,240
Machinery - 4.25%
Blue Bird Corp. (a)	43,840	533,094
Crane Company	6,800	340,884
EnPro Industries, Inc.	12,350	696,664
Flowserve Corp.	19,300	526,697
Graham Corp.	12,389	158,208
The Greenbrier Companies, Inc.	26,999	793,771
Hillenbrand, Inc.	22,120	627,323
Hyster-Yale Materials Handling, Inc.	13,927	517,388
Kennametal, Inc.	11,000	318,340
Meritor, Inc. (a)	31,613	661,976
Miller Industries, Inc.	10,520	321,596
Mueller Water Products, Inc.	30,800	320,012
Navistar International Corp. (a)	21,236	924,616
Wabash National Corp.	61,482	735,325
		7,475,894
Marine - 0.39%
Matson, Inc.	17,213	690,069

Professional Services - 2.66%
BG Staffing, Inc.	16,260	137,722
GP Strategies Corp. (a)	37,283	359,408
Heidrick & Struggles International, Inc.	30,310	595,592
Kelly Services, Inc.	42,450	723,348
Kforce, Inc.	10,900	350,653
Korn Ferry	25,356	735,324
ManpowerGroup, Inc.	7,860	576,374
Resources Connection, Inc.	46,785	540,367
TrueBlue, Inc. (a)	43,300	670,717
		4,689,505
Road & Rail - 0.30%
Universal Logistics Holdings, Inc.	25,270	527,132

Trading Companies & Distributors - 1.15%
DXP Enterprises, Inc. (a)	36,880	594,874
Rush Enterprises, Inc.	13,898	702,405
WESCO International, Inc. (a)	16,352	719,815
		2,017,094
TOTAL INDUSTRIALS		33,823,192

INFORMATION TECHNOLOGY - 7.02%
Communications Equipment - 0.47%
Casa Systems, Inc. (a)	40,500	163,215
Comtech Telecommunications Corp.	47,500	665,000
		828,215
Electronic Equipment, Instruments & Components - 3.52%
Avnet, Inc.	26,900	695,096
Belden, Inc.	22,070	686,818
ePlus, Inc. (a)	4,600	336,720
Insight Enterprises, Inc. (a)	12,168	688,465
Kimball Electronics, Inc. (a)	28,500	329,460
Methode Electronics, Inc.	24,059	685,682
PC Connection, Inc.	15,506	636,676
Sanmina Corp. (a)	27,595	746,446
ScanSource, Inc. (a)	37,033	734,364
Vishay Intertechnology, Inc.	42,426	660,573
		6,200,300
IT Services - 1.14%
Cass Information Systems, Inc.	19,000	764,560
KBR, Inc.	30,100	673,036
Sykes Enterprises, Inc. (a)	16,600	567,886
		2,005,482
Semiconductors & Semiconductor Equipment - 0.94%
Diodes, Inc. (a)	15,849	894,676
NVE Corp.	3,000	147,240
Photronics, Inc. (a)	62,300	620,508
		1,662,424
Software - 0.51%
Ebix, Inc.	35,170	724,502
Xperi Holding Corp.	14,400	165,456
		889,958
Technology Hardware, Storage & Peripherals - 0.44%
Super Micro Computer, Inc. (a)	29,200	770,880
TOTAL INFORMATION TECHNOLOGY		12,357,259

MATERIALS - 4.15%
Chemicals - 2.38%
American Vanguard Corp.	35,929	472,107
Cabot Corp.	19,670	708,710
FutureFuel Corp.	28,330	322,112
Huntsman Corp.	16,000	355,360
Livent Corp. (a)	86,500	775,906
Minerals Technologies, Inc.	7,594	388,053
Tredegar Corp.	20,230	300,820
Trinseo SA	28,050	719,202
Westlake Chemical Partners LP	8,000	150,000
		4,192,270
Metals & Mining - 1.19%
Cleveland-Cliffs, Inc.	86,840	557,512
Kaiser Aluminum Corp.	9,067	485,901
Schnitzer Steel Industries, Inc.	9,100	174,993
Warrior Met Coal, Inc.	21,600	368,928
Worthington Industries, Inc.	12,150	495,477
		2,082,811
Paper & Forest Products - 0.58%
Domtar Corp.	26,680	700,884
Mercer International, Inc.	48,650	321,090
		1,021,974
TOTAL MATERIALS		7,297,055

REAL ESTATE - 1.04%
Equity Real Estate Investment Trusts - 0.77%
Alexander's, Inc.	2,000	490,440
Pebblebrook Hotel Trust	42,900	537,537
Seritage Growth Properties (a)	24,648	331,516
		1,359,493
Real Estate Management & Development - 0.27%
The RMR Group, Inc.	17,100	469,737
TOTAL REAL ESTATE		1,829,230

UTILITIES - 3.94%
Electric Utilities - 1.46%
ALLETE, Inc.	12,776	661,030
Otter Tail Corp.	19,340	699,528
PNM Resources, Inc.	17,602	727,491
Portland General Electric Company	13,600	482,800
		2,570,849
Gas Utilities - 1.73%
South Jersey Industries, Inc.	33,444	644,466
Southwest Gas Holdings, Inc.	8,400	530,040
Spire, Inc.	11,873	631,644
Star Group LP	37,860	369,135
Suburban Propane Partners LP	53,417	869,628
		3,044,913
Multi-Utilities - 0.75%
Avista Corp.	20,061	684,481
NorthWestern Corp.	13,203	642,194
		1,326,675
TOTAL UTILITIES		6,942,437

Total common stocks (Cost $181,068,881)		165,770,893
Total long-term investments (Cost $181,068,881)		165,770,893
	Principal
SHORT-TERM INVESTMENTS - 2.66%	Amount
Time Deposits - 2.66%
Australia and New Zealand Banking Group Ltd., 0.01%, 10/01/2020*	$4,674,362	4,674,362
Total short-term investments (Cost $4,674,362)		4,674,362

Total investments - 96.90% (Cost $185,743,243)		170,445,255
Other assets in excess of liabilities - 3.10%		5,450,706
Net assets - 100.00%		$175,895,961

(a)	- Non-income producing security.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$165,770,893
Time Deposits	4,674,362
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$170,445,255

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.